Note 10 - Income Tax Provision	6 Months Ended
Apr. 30, 2024
Statement Line Items [Line Items]
Disclosure of income tax [text block]
10.	Income tax provision:

Income tax provision for the three and six month periods ended April 30, 2024 was $4.5 million ( April 30, 2023 - $3.5 million) and $8.7 million ( April 30, 2023 - $7.2 million) respectively. The Bank’s combined statutory federal and provincial income tax rate in Canada is approximately 27% (2023 - 27%). The Bank’s effective rate reflects the statutory rate adjusted for certain items not being taxable or deductible for income tax purposes.